Consolidated Schedule of Investments (unaudited)
January 31, 2026
iShares® GSCI Commodity Dynamic Roll Strategy ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Certificates of Deposit
Banco Santander SA
4.40%, 06/02/26	$1,290	$1,292,283
4.42%, 02/02/26	5,000	5,000,210
4.44%, 05/26/26	3,710	3,716,456
Bank of America N.A, 3.79%, 08/24/26	5,360	5,359,606
Bank of America N.A., 3.81%, 01/25/27	3,650	3,651,147
Bank of Montreal, 3.96%, 10/06/26, (1-day SOFR + 0.32%)(a)	5,260	5,261,362
Bank of Montreal/Chicago, 3.94%, 02/20/26, (1-day SOFR + 0.29%)(a)	4,720	4,720,466
Bank of Nova Scotia, 3.88%, 03/06/26, (1-day SOFR + 0.23%)(a)	5,180	5,180,571
Bank of Nova Scotia/Houston, 3.92%, 03/18/26, (1-day SOFR + 0.27%)(a)	5,380	5,381,063
Barclays Bank PLC, 3.89%, 04/22/26, (1-day SOFR + 0.25%)(a)	5,260	5,261,125
Barclays Bank PLC/NY, 4.04%, 11/13/26, (1-day SOFR + 0.40%)(a)	4,850	4,852,220
Bay Square Funding LLC, 4.30%, 02/11/26	250	250,042
Canadian Imperial Bank of Commerce
3.75%, 02/05/27	2,480	2,479,024
3.95%, 02/09/26, (1-day SOFR + 0.30%)(a)	4,450	4,450,285
3.96%, 02/06/26, (1-day SOFR + 0.31%)(a)	2,000	2,000,093
Commerzbank AG/New York NY, 3.85%, 02/01/27	4,280	4,279,939
Cooperatieve Rabobank UA, 3.91%, 04/08/26, (1-day SOFR + 0.26%)(a)	2,500	2,500,847
Credit Agricole Corporate and Investment Bank/New York
4.18%, 05/26/26	4,250	4,255,386
4.21%, 03/04/26	4,250	4,252,004
Deutsche Bank AG, 4.02%, 11/17/26	750	750,914
Deutsche Bank AG/New York, 4.40%, 07/22/26	3,030	3,036,260
Goldman Sachs Bank USA/New York
3.85%, 07/15/26	2,150	2,150,278
4.24%, 07/01/26, (1-day SOFR + 0.28%)(a)	4,870	4,871,207
Intesa Sanpaolo SpA, 4.05%, 05/14/26	5,400	5,402,144
KEB Hana Bank/NY, 4.25%, 03/04/26	4,000	4,001,294
Korea Development Bank (The), 4.48%, 04/29/26	4,010	4,015,920
Landesbank Baden-Wuerttemberg, 3.90%, 06/05/26	4,900	4,902,154
Lloyds Bank, 4.32%, 07/16/26	4,080	4,087,801
Mizuho Bank Ltd. New York NY, 3.82%, 06/26/26	3,255	3,253,925
MUFG Bank Ltd., 3.89%, 02/13/26, (1-day SOFR + 0.25%)(a)	4,950	4,950,303
Natixis SA/New York NY, 4.38%, 07/16/26	1,380	1,383,048
Royal Bank of Canada, 3.97%, 10/07/26, (1-day SOFR + 0.32%)(a)	4,340	4,342,087
Standard Chartered Bank/New York, 4.60%, 02/11/26	4,630	4,631,164
State Street Bank & Trust Co., 3.89%, 05/27/26, (1-day SOFR + 0.25%)(a)	5,430	5,431,313
Sumitomo Mitsui Banking Corp., 4.45%, 03/10/26	5,060	5,062,903
Sumitomo Mitsui Financial Group, Inc., 4.40%, 06/04/26	3,650	3,655,091
Svenska Handelsbanken AB, 3.82%, 09/15/26	4,750	4,751,835
Svenska Handelsbanken/New York, 3.91%, 02/20/26, (1-day SOFR + 0.26%)(a)	5,000	5,000,511
Toronto-Dominion Bank/New York, 4.54%, 03/04/26	4,720	4,722,651
Toronto-Dominion Bank/NY, 3.99%, 06/04/26, (1-day SOFR + 0.35%)(a)	4,000	4,002,226
Security	Par (000)	Value
Westpac Banking Corp./NY, 3.89%, 08/12/26	$3,750	$3,751,565
Total Certificates of Deposit — 23.6% (Cost: $162,225,239)		162,300,723
Commercial Paper
Alinghi Funding Co. LLC, 4.04%, 07/01/26, (1-day SOFR + 0.40%)(a)(b)	4,300	4,300,112
American Honda Finance Corp.
3.80%, 02/12/26	5,110	5,102,992
3.93%, 04/10/26	4,515	4,480,732
Anheuser-Busch InBev Worldwide, Inc., 3.89%, 05/04/26	5,760	5,702,071
Aquitaine Funding Co. LLC, 3.71%, 02/02/26(b)	9,900	9,896,941
Australia & New Zealand Banking Group Ltd., 3.71%, 07/10/26(b)	5,800	5,705,349
Bank of New York Mellon (The), 3.76%, 03/26/26, (1-day SOFR + 0.25%)(a)	2,750	2,750,566
Bay Square Funding LLC, 3.76%, 04/06/26(b)	1,590	1,579,127
BofA Securities, Inc., 3.80%, 06/05/26	2,090	2,062,569
Brookfield BRP Holdings Canada, Inc., 3.89%, 03/10/26	7,000	6,970,660
Brookfield Corporate Treasury Ltd., 3.96%, 03/26/26(b)	6,750	6,709,420
Bunge Ltd. Finance Corp., 3.91%, 03/09/26(b)	1,100	1,095,474
CDP Financial, Inc.
3.73%, 03/13/26(b)	3,250	3,235,918
3.74%, 10/05/26(b)	5,420	5,283,817
Chesham Finance Ltd./Chesham Finance LLC, 3.76%, 04/17/26	3,280	3,253,832
Citigroup Global Markets, Inc., 3.96%, 09/02/26, (1-day SOFR + 0.30%)(a)(b)	4,870	4,870,508
Collateralized Commercial Paper V Co. LLC, 3.80%, 05/20/26, (1-day SOFR + 0.30%)(a)	4,470	4,470,000
Concord Minutemen Capital Co. LLC
3.76%, 02/25/26(b)	1,810	1,805,093
3.79%, 03/02/26(b)	5,810	5,791,085
Credit Agricole Corporate and Investment Bank/New York, 3.63%, 02/20/26	1,920	1,915,943
Danske Bank A/S, 3.71%, 02/12/26(b)	6,550	6,541,247
DNB Bank ASA
3.69%, 05/01/26(b)	4,040	4,002,661
3.72%, 10/05/26(b)	5,290	5,157,731
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main, 3.67%, 02/11/26(b)	5,370	5,363,433
Eaton Capital ULC
3.80%, 02/04/26(b)	6,880	6,876,370
3.83%, 02/13/26(b)	2,120	2,116,849
Emerson Electric Co., 3.69%, 03/24/26(b)	1,850	1,840,011
Equitable Short Term Funding LLC, 3.74%, 06/15/26(b)	5,880	5,798,033
EssilorLuxottica SA, 3.65%, 02/09/26(b)	2,850	2,847,110
Extra Space Storage LP, 3.89%, 03/12/26(b)	2,195	2,185,328
Federation des Caisses Desjardins du Quebec, 3.74%, 01/19/27(b)	5,690	5,487,950
Fidelity National Information Services, Inc.
3.84%, 02/17/26(b)	1,870	1,866,420
3.85%, 02/23/26	4,200	4,189,258
Glencore Funding LLC, 3.95%, 03/04/26(b)	4,435	4,419,015
HSBC Bank PLC, 3.74%, 02/24/26, (1-day SOFR + 0.25%)(a)(b)	1,000	1,000,140

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® GSCI Commodity Dynamic Roll Strategy ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
HSBC USA, Inc.
3.86%, 08/14/26(b)	$5,520	$5,406,258
3.87%, 06/09/26(b)	3,220	3,175,582
3.87%, 08/26/26(b)	1,308	1,279,428
Hyundai Capital America
3.79%, 02/11/26(b)	8,140	8,129,721
3.90%, 04/10/26(b)	1,085	1,076,839
ING U.S. Funding LLC
3.86%, 06/26/26, (1-day SOFR + 0.27%)(a)	4,450	4,450,955
3.98%, 10/06/26, (1-day SOFR + 0.30%)(a)(b)	5,270	5,270,239
3.99%, 10/30/26, (1-day SOFR + 0.27%)(a)(b)	1,500	1,499,664
Intrepid Funding Co. LLC, 3.75%, 07/24/26(b)	2,200	2,160,591
Ionic Funding LLC, 3.83%, 07/27/26	5,660	5,554,718
Komatsu Finance America, Inc., 3.69%, 04/06/26(b)	6,740	6,694,713
Lime Funding LLC
3.75%, 03/06/26(b)	5,750	5,729,092
3.76%, 07/07/26(b)	750	737,814
Lloyds Bank Corporate Markets PLC, 3.72%, 05/14/26	3,520	3,482,558
Lloyds Bank PLC, 3.70%, 02/23/26	3,500	3,491,399
Lseg U.S. Fin Corp., 3.85%, 04/15/26	6,185	6,135,746
Mackinac Funding Co. LLC, 3.76%, 07/14/26(b)	5,570	5,475,670
Macquarie Bank Ltd.
3.74%, 03/20/26, (1-day SOFR + 0.30%)(a)(b)	1,830	1,830,515
3.78%, 07/20/26	4,590	4,509,025
3.79%, 09/24/26(b)	4,000	3,902,540
Marriott International Inc., 3.90%, 03/31/26	1,745	1,733,745
Marubeni Finance America LLC, 3.91%, 02/25/26	3,335	3,325,609
Mitsubishi HC Finance America LLC, 3.93%, 03/16/26	1,390	1,383,198
MUFG Bank Ltd., 3.76%, 06/02/26	4,910	4,847,700
National Bank of Canada
3.74%, 07/29/26(b)	3,400	3,337,610
4.02%, 01/13/27, (1-day SOFR + 0.35%)(a)(b)	3,450	3,451,301
4.06%, 12/29/26, (1-day SOFR + 0.40%)(a)(b)	4,000	4,001,661
Nationwide Building Society, 3.71%, 03/25/26(b)	5,470	5,439,691
NatWest Markets PLC, 3.77%, 06/23/26(b)	4,500	4,433,220
Nordea Bank Abp, 3.64%, 02/09/26(b)	5,450	5,444,501
NTT Finance Americas, Inc., 3.85%, 02/25/26	3,225	3,216,062
Park Avenue Collateralized Notes Co. LLC, 3.86%, 01/22/27	5,280	5,281,323
Parker-Hannifin Corp., 3.86%, 03/19/26(b)	750	746,158
Penske Truck Leasing Co. LP, 4.06%, 03/27/26	1,410	1,401,152
Reliance Funding Co. LLC, 3.80%, 05/07/26	1,550	1,534,499
Sanofi SA, 3.66%, 02/10/26(b)	5,330	5,324,042
Skandinaviska Enskilda Banken AB, 3.72%, 05/27/26(b)	4,380	4,327,644
Societe Generale SA, 3.66%, 02/02/26(b)	4,910	4,908,504
Standard Chartered Bank, 3.87%, 05/21/26(b)	5,150	5,089,267
Sumitomo Mitsui Trust NY, 3.69%, 02/18/26(b)	2,450	2,445,241
UBS AG/London, 4.06%, 01/11/27, (1-day SOFR + 0.36%)(a)(b)	3,560	3,560,506
Verto Capital I Compartment A, 3.71%, 02/11/26(b)	3,250	3,245,991
Security	Par (000)	Value
VW Credit, Inc.
3.85%, 02/19/26(b)	$2,250	$2,245,197
3.88%, 03/03/26(b)	2,500	2,491,418
Walt Disney Co.(The)
3.67%, 04/24/26(b)	2,360	2,339,989
3.69%, 03/27/26(b)	4,500	4,474,319
Westpac Securities NZ Ltd.
3.78%, 09/18/26(b)	4,380	4,276,293
3.78%, 09/25/26(b)	5,680	5,541,436
Total Commercial Paper — 47.5% (Cost: $326,429,894)		326,514,109
U.S. Treasury Obligations(c)
U.S. Treasury Bill
3.47%, 11/27/26	10,000	9,717,976
3.60%, 07/16/26	10,000	9,839,189
3.62%, 02/10/26	10,000	9,992,055
3.62%, 04/14/26	13,000	12,908,341
3.65%, 10/01/26	5,000	4,884,772
3.69%, 06/04/26	5,000	4,939,805
3.70%, 03/31/26	10,000	9,942,303
3.71%, 04/07/26	3,000	2,980,810
4.08%, 07/09/26	5,000	4,923,026
4.13%, 05/14/26	7,500	7,425,039
Total U.S. Treasury Obligations — 11.3% (Cost: $77,526,703)		77,553,316
	Shares
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	70,822,360	70,822,360
Total Money Market Funds — 10.3% (Cost: $70,822,360)		70,822,360
Total Investments — 92.7% (Cost: $637,004,196)		637,190,508
Other Assets Less Liabilities — 7.3%		50,127,905
Net Assets — 100.0%		$687,318,413

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Rates are discount rates or a range of discount rates as of period end.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® GSCI Commodity Dynamic Roll Strategy ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$51,232,360	$19,590,000 (a)	$—	$—	$—	$70,822,360	70,822,360	$673,434	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
WTI Crude Oil	1,654	02/20/26	$107,857	$8,945,782
Natural Gas	672	02/25/26	29,259	4,744,600
Brent Crude Oil	1,622	02/27/26	112,437	9,164,345
Cotton	162	03/09/26	5,117	(390,038)
KC HRW Wheat	283	03/13/26	7,708	22,669
LME Lead	70	03/16/26	3,485	(97,393)
Cattle Feeder	117	03/26/26	21,076	1,511,831
NY Harbor ULSD	246	03/31/26	24,999	2,599,041
Low Sulphur Gasoil	491	04/10/26	34,849	4,054,607
Lean Hogs	571	04/15/26	21,732	783,276
Sugar	510	04/30/26	7,906	(1,494,203)
Silver	24	05/27/26	9,497	2,973,135
Live Cattle	400	06/30/26	37,076	914,370
Wheat	544	07/14/26	15,116	(291,107)
Cocoa	82	07/16/26	3,504	(1,388,182)
Corn	1,330	09/14/26	29,343	(995,311)
Coffee C	92	09/18/26	10,479	(1,276,645)
Soybean	379	11/13/26	20,461	195,596
Gasoline RBOB	239	11/30/26	18,473	1,482,890
LME Copper	146	12/14/26	48,308	905,113
LME Nickel	63	12/14/26	6,940	28,588
LME Zinc	78	12/14/26	6,540	268,562
Gold 100 OZ	150	12/29/26	73,200	7,701,604
LME PRI Aluminum	419	12/13/27	32,211	1,428,008
				$41,791,138
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® GSCI Commodity Dynamic Roll Strategy ETF

Fair Value Hierarchy as of Period End (continued)
inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Certificates of Deposit	$—	$162,300,723	$—	$162,300,723
Commercial Paper	—	326,514,109	—	326,514,109
U.S. Treasury Obligations	—	77,553,316	—	77,553,316
Money Market Funds	70,822,360	—	—	70,822,360
	$70,822,360	$566,368,148	$—	$637,190,508
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$47,724,017	$—	$—	$47,724,017
Liabilities
Commodity Contracts	(5,932,879)	—	—	(5,932,879)
	$41,791,138	$—	$—	$41,791,138

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate